Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000229260 | Americas
Holdings [Line Items]
Percent of Total Investments	86.92%
C000229260 | EMEA
Holdings [Line Items]
Percent of Total Investments	13.08%
C000229260 | Financials
Holdings [Line Items]
Percent of Total Investments	22.21%
C000229260 | Technology
Holdings [Line Items]
Percent of Total Investments	20.11%
C000229260 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	20.07%
C000229260 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	15.30%
C000229260 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.46%
C000229260 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	5.23%
C000229260 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.62%
C000216184 | Americas
Holdings [Line Items]
Percent of Total Investments	86.36%
C000216184 | EMEA
Holdings [Line Items]
Percent of Total Investments	13.64%
C000216184 | Financials
Holdings [Line Items]
Percent of Total Investments	29.00%
C000216184 | Technology
Holdings [Line Items]
Percent of Total Investments	17.81%
C000216184 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	22.43%
C000216184 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.26%
C000216184 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.37%
C000216184 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	5.58%
C000216184 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.06%
C000216184 | Materials
Holdings [Line Items]
Percent of Total Investments	4.05%
C000216184 | Energy
Holdings [Line Items]
Percent of Total Investments	0.44%